Income Taxes (Valuation Allowance on Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 203,900
Deferred Tax Assets, Valuation Allowance	28,821	$ 28,402
Federal net operating loss carryforwards	110,350	$ 201,978
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Total net operating losses	525,500
Internal Revenue Service (IRS) | General Business Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	8,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	$ 732,400